Stock-based compensation (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 27, 2014	Dec. 28, 2013	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Dec. 11, 2011
Stock-Based Compensation
Stock-based compensation expense	$ 0.5	$ 0.3	$ 1.5	$ 0.9	$ 1.3	$ 0.8
Successor
Stock-Based Compensation
Stock-based compensation expense							0.1
Predecessor
Stock-Based Compensation
Stock-based compensation expense								0
Cost of goods sold.
Stock-Based Compensation
Stock-based compensation expense	$ 0.1	$ 0.1	$ 0.3	$ 0.2	$ 0.2	$ 0.2